Advances from the Federal Home Loan Bank of New York - Contractual Maturities of Advances from the FHLB NY (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
2014
2015
2016
2017
2018	956
Thereafter	60,000
Total	$ 60,956	$ 61,415